Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2023
Share-Based Compensation [Abstract]
Schedule of Stock Option Activity	A summary of the stock option activity for the year ended December 31, 2023 is as follows:
	Number of Options	Weighted Average Exercise Price
Options outstanding as of December 31, 2022	-
Granted	366,172	$1.275
Options outstanding as of December 31, 2023	366,172	$1.275
Options exercisable as of December 31, 2023	-	$-

Schedule of Grand Date Fair Value of Options Granted	The Company used the Black-Scholes option-pricing model to determine the fair value of options granted during 2023. The following assumptions were applied in determining the options’ fair value on their grant date:
2023
Risk-free interest rate	4.51%-4.67%
Expected option term (years)	3.8-5
Expected share price volatility	61.1%-66.3%
Dividend yield	-